Summary of significant accounting policies - Plant and Equipment (Details)	Dec. 31, 2024
Leasehold land and buildings
Property, plant and equipment
Property, Plant and Equipment, Useful Life	50 years
Machinery and equipment | Maximum
Property, plant and equipment
Property, Plant and Equipment, Useful Life	10 years
Machinery and equipment | Minimum
Property, plant and equipment
Property, Plant and Equipment, Useful Life	4 years
Leasehold improvements
Property, plant and equipment
Property, Plant and Equipment, Useful Life	5 years
Vehicles and office equipment | Maximum
Property, plant and equipment
Property, Plant and Equipment, Useful Life	5 years
Vehicles and office equipment | Minimum
Property, plant and equipment
Property, Plant and Equipment, Useful Life	4 years